SCHEDULE OF ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - SGD ($)	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 476,439	$ 706,942
Payroll payable	97,709	98,399
Accruals expense	105,090	45,920
Deposits received	23,842	43,465
Other payable	43,112	57,024
Total	$ 746,192	$ 951,750